Provision for post-employment benefits - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit (liability) asset
Service cost		£ 12.0	£ 12.9	£ 12.0
Administrative expenses		1.9	1.9	2.2
Charge to operating profit		13.9	14.8	14.2
Net interest expense on pension plans		2.9	3.5	3.6
Charge to profit before taxation for defined benefit plans		16.8	18.3	17.8
Actuarial gain/(loss) recognised in OCI	[1]	2.0	(36.6)	8.9
Post employment pension other comprehensive income [member]
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)		57.2	16.7	(43.9)
Changes in demographic assumptions underlying the present value of the plan liabilities		3.8	5.9	3.8
Changes in financial assumptions underlying the present value of the plan liabilities		(54.0)	(64.3)	45.2
Experience (loss)/gain arising on the plan liabilities		(4.4)	5.1	3.8
Change in irrecoverable surplus		(0.6)
Actuarial gain/(loss) recognised in OCI		£ 2.0	£ (36.6)	£ 8.9

[1]	Figures have been restated as described in the accounting policies.